Supplement to the Fidelity® Real Estate
Investment Portfolio
March 25, 2002 Prospectus

The following information replaces similar information found in the "Buying and Selling Shares" section on page 11.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 12.

If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 15.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts) for any reason, including solely due to declines in the fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

REA-03-01 January 1, 2003
1.734044.104

Supplement to the
Fidelity® Equity-Income Fund
March 25, 2002 Prospectus

The following information replaces similar information found in the "Buying and Selling Shares" section on page 10.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 11.

If you are selling some but not all of your shares, keep your fund balance above $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 14.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts) for any reason, including solely due to declines in the fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

EQU-03-01 January 1, 2003
1.712069.104

Supplement to the
Fidelity® Structured Large Cap Value Fund, Fidelity Structured
Mid Cap Value Fund,
Fidelity Structured Large Cap Growth Fund, and Fidelity
Structured Mid Cap Growth Fund
March 25, 2002
Prospectus

On June 20, 2002, the Board of Trustees of each fund authorized the adoption of a 0.75% redemption fee for shares purchased after September 3, 2002. The fee will be charged on any shares sold that are held for less than 30 days purchased after this date. The fee is paid to the fund, not Fidelity.

The following information replaces similar information found in the "Fee Table" section on page 7.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days that are purchased after September 3, 2002 (as a % of amount redeemed)A	0.75%

A A redemption fee may be charged when you sell your shares or if your fund balance falls below the balance minimum for any reason, including solely due to declines in a fund's net asset value per share (NAV).

LMC-03-01 January 1, 2003
1.766529.104

The following information replaces similar information found in the "Buying and Selling Shares" section on page 17.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces the first two paragraphs under the heading "Selling Shares" in the "Buying and Selling Shares" section beginning on page 17.

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a 0.75% short-term trading fee from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 18.

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces the similar information under the heading"Policies" in the "Features and Policies" section on page 21.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), for any reason, including solely due to declines in a fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Supplement to the
Fidelity® Utilities Fund
March 25, 2002
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 6.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates the fund's investments in a particular group of related industries, the fund's performance could depend heavily on the performance of that group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

UIF-03-01 January 1, 2003
1.733971.106

The following information replaces similar information found in the "Buying and Selling Shares" section on page 10.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 11.

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 14.

You will be given 30 days' notice to re-establish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), for any reason, including solely due to declines in the fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.